Subsequent Events (Details) - shares	Nov. 06, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	[1]
Subsequent Events [Line Items]
Ordinary shares issued		25,650,000	25,650,000
Ordinary shares outstanding		25,650,000	25,650,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse share split	one-for-ten
Ordinary Shares Class A [Member] | Reverse Share Split [Member]
Subsequent Events [Line Items]
Ordinary shares outstanding	1,831,675
Ordinary Shares Class A [Member] | Subsequent Event [Member] | Reverse Share Split [Member]
Subsequent Events [Line Items]
Ordinary shares issued	1,831,675
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares outstanding		25,650,000	24,000,000	24,000,000	24,000,000
Common Stock [Member] | Subsequent Event [Member] | Reverse Share Split [Member]
Subsequent Events [Line Items]
Ordinary shares issued	733,347
Ordinary shares outstanding	733,347

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.